Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Value Fund

October 31, 2020

ZMV-QTLY-1220
1.9881565.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	10,128	$188,988
Media - 2.2%
Interpublic Group of Companies, Inc.	19,484	352,466
Nexstar Broadcasting Group, Inc. Class A	3,453	284,527
		636,993

TOTAL COMMUNICATION SERVICES		825,981

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.0%
BorgWarner, Inc.	8,249	288,550
Distributors - 1.1%
LKQ Corp. (a)	10,511	336,247
Diversified Consumer Services - 1.0%
Laureate Education, Inc. Class A (a)	23,101	300,313
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment, Inc. (a)	8,209	367,927
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	3,524	363,642
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	6,076	289,400
Leisure Products - 1.2%
Mattel, Inc. (a)	25,852	355,982
Specialty Retail - 0.9%
Lowe's Companies, Inc.	1,742	275,410
Textiles, Apparel & Luxury Goods - 1.5%
Tapestry, Inc.	20,150	447,935

TOTAL CONSUMER DISCRETIONARY		3,025,406

CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	11,146	232,951
Food Products - 2.9%
Darling Ingredients, Inc. (a)	8,941	384,463
Nomad Foods Ltd. (a)	10,026	243,131
Post Holdings, Inc. (a)	2,719	233,562
		861,156
Household Products - 1.5%
Energizer Holdings, Inc.	5,101	200,724
Spectrum Brands Holdings, Inc.	4,364	248,181
		448,905
Tobacco - 0.8%
Altria Group, Inc.	7,171	258,730

TOTAL CONSUMER STAPLES		1,801,742

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc. (a)	8,374	400,863
Hess Corp.	7,727	287,599
The Williams Companies, Inc.	14,275	273,937
Valero Energy Corp.	3,440	132,818
		1,095,217
FINANCIALS - 16.8%
Banks - 2.0%
First Citizens Bancshares, Inc.	608	281,322
First Citizens Bancshares, Inc. Class B	49	19,600
M&T Bank Corp.	2,994	310,119
		611,041
Capital Markets - 3.8%
Ameriprise Financial, Inc.	3,217	517,390
Lazard Ltd. Class A	9,079	305,690
LPL Financial	3,685	294,542
		1,117,622
Consumer Finance - 5.3%
Capital One Financial Corp.	6,007	438,992
Discover Financial Services	5,885	382,584
OneMain Holdings, Inc.	10,491	366,031
SLM Corp.	41,219	378,803
		1,566,410
Diversified Financial Services - 0.8%
Voya Financial, Inc.	4,754	227,859
Insurance - 4.9%
Allstate Corp.	3,074	272,818
American International Group, Inc.	7,607	239,544
Assurant, Inc.	2,391	297,369
Reinsurance Group of America, Inc.	2,353	237,700
The Travelers Companies, Inc.	3,465	418,260
		1,465,691

TOTAL FINANCIALS		4,988,623

HEALTH CARE - 8.6%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	3,844	442,598
Health Care Equipment & Supplies - 0.8%
Envista Holdings Corp. (a)	9,163	242,086
Health Care Providers & Services - 5.2%
Centene Corp. (a)	9,669	571,438
Cigna Corp.	4,463	745,186
Patterson Companies, Inc.	9,505	236,437
		1,553,061
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	2,171	312,841

TOTAL HEALTH CARE		2,550,586

INDUSTRIALS - 17.1%
Air Freight & Logistics - 0.8%
FedEx Corp.	925	240,010
Building Products - 0.7%
Jeld-Wen Holding, Inc. (a)	10,075	211,877
Commercial Services & Supplies - 1.0%
The Brink's Co.	6,781	290,430
Construction & Engineering - 3.6%
AECOM (a)	8,400	376,656
Fluor Corp.	25,135	285,282
Willscot Mobile Mini Holdings (a)	21,616	401,625
		1,063,563
Electrical Equipment - 1.3%
Sensata Technologies, Inc. PLC (a)	9,100	397,761
Machinery - 1.2%
Allison Transmission Holdings, Inc.	9,863	356,547
Professional Services - 3.0%
ASGN, Inc. (a)	4,183	278,922
Manpower, Inc.	4,864	330,120
Nielsen Holdings PLC	22,465	303,502
		912,544
Road & Rail - 2.4%
Ryder System, Inc.	7,630	375,854
TFI International, Inc. (Canada)	7,478	332,954
		708,808
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply, Inc. (a)	10,605	325,574
HD Supply Holdings, Inc. (a)	7,274	289,942
Univar, Inc. (a)	18,714	310,465
		925,981

TOTAL INDUSTRIALS		5,107,521

INFORMATION TECHNOLOGY - 4.8%
Electronic Equipment & Components - 0.8%
Flextronics International Ltd. (a)	18,114	256,313
IT Services - 0.8%
DXC Technology Co.	12,436	229,071
Semiconductors & Semiconductor Equipment - 1.9%
NXP Semiconductors NV	1,470	198,626
ON Semiconductor Corp. (a)	14,262	357,834
		556,460
Software - 1.3%
SS&C Technologies Holdings, Inc.	6,643	393,398

TOTAL INFORMATION TECHNOLOGY		1,435,242

MATERIALS - 9.4%
Chemicals - 6.1%
Axalta Coating Systems Ltd. (a)	13,053	327,761
DuPont de Nemours, Inc.	6,027	342,816
Element Solutions, Inc. (a)	14,017	164,279
Olin Corp.	20,845	344,985
Tronox Holdings PLC	34,252	334,642
W.R. Grace & Co.	7,045	306,387
		1,820,870
Construction Materials - 1.1%
Eagle Materials, Inc.	3,906	332,987
Containers & Packaging - 2.2%
Crown Holdings, Inc. (a)	4,713	404,375
O-I Glass, Inc.	24,613	232,101
		636,476

TOTAL MATERIALS		2,790,333

REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 7.6%
American Tower Corp.	1,364	313,243
CubeSmart	21,718	736,892
Douglas Emmett, Inc.	10,859	256,272
Equinix, Inc.	682	498,706
Equity Lifestyle Properties, Inc.	8,107	479,853
		2,284,966
Real Estate Management & Development - 2.0%
CBRE Group, Inc. (a)	11,666	587,966

TOTAL REAL ESTATE		2,872,932

UTILITIES - 8.5%
Electric Utilities - 3.1%
Edison International	9,017	505,313
PG&E Corp. (a)	43,172	412,724
		918,037
Independent Power and Renewable Electricity Producers - 3.5%
The AES Corp.	30,188	588,666
Vistra Corp.	26,272	456,345
		1,045,011
Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	27,083	572,264

TOTAL UTILITIES		2,535,312

TOTAL COMMON STOCKS
(Cost $27,721,904)		29,028,895
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 12/17/20 to 1/7/21 (b)
(Cost $49,993)	50,000	49,994
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.10% (c)
(Cost $670,284)	670,150	670,284
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $28,442,181)		29,749,173
NET OTHER ASSETS (LIABILITIES) - 0.1%		27,488
NET ASSETS - 100%		$29,776,661

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec. 2020	$379,120	$(8,224)	$(8,224)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,994.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,079
Fidelity Securities Lending Cash Central Fund	109
Total	$1,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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